Other long-term assets	12 Months Ended
Mar. 31, 2024
Other Non Current Assets [Abstract]
Other long-term assets	Other long-term assets

	2024	2023
	$	$

Restricted cash	368	408
Prepaid expenses and deposits	3,229	3,775
Commission asset	18,164	15,147
Contract asset	21,104	10,691
Investments	—	1,519

Total other-long term assets	42,865	31,540